Ordinary Shares - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Mar. 11, 2014	Apr. 29, 2011	Nov. 20, 2008
Class of Stock [Line Items]
Stock repurchase program, authorized amount, value					$ 20,000,000	$ 20,000,000
Repurchase of ordinary shares		93,000	993,000
Net proceeds from issuance of shares	29,088,000
Ordinary shares
Class of Stock [Line Items]
Repurchase of ordinary shares, shares		67,100	1,285,464
Number of shares issued and sold	6,000,000
ADS Shares | Follow-on Public Offering
Class of Stock [Line Items]
Number of shares issued and sold				6,000,000
Price per share sold				$ 21.00
Net proceeds from issuance of shares				$ 29,088,000
ADS Shares | Follow-on Public Offering | Selling Shareholders
Class of Stock [Line Items]
Number of shares issued and sold				1,500,000